Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Other Intangible Assets
Other Intangible Assets

Note 14. Other Intangible Assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2021	$13,171	5,506	3,444	22,121
Additions	-	468	-	468
Disposals	-	(332)	-	(332)
Effect of exchange rate changes	-	22	(21)	1
Balance at December 31, 2021	13,171	5,664	3,423	22,258
Additions	-	331	-	331
Disposals	-	(8)	-	(8)
Disposal of subsidiary	(6,282)	-	(2,182)	(8,464)
Effect of exchange rate changes	-	(18)	(69)	(87)
Balance at December 31, 2022	$6,889	5,969	1,172	14,030

Accumulated Amortization
Balance at January 1, 2021	$8,786	5,092	367	14,245
Amortization for the year	1,105	452	181	1,738
Disposals	-	(332)	—	(332)
Effect of exchange rate changes	-	21	(31)	(10)
Balance at December 31, 2021	9,891	5,233	517	15,641
Amortization for the year	887	323	168	1,378
Disposals	-	(8)	-	(8)
Disposal of subsidiary	(3,889)	-	(139)	(4,028)
Effect of exchange rate changes	-	(17)	(30)	(47)
Balance at December 31, 2022	$6,889	5,531	516	12,936

Carrying amounts
At December 31, 2021	$3,280	431	2,906	6,617
At December 31, 2022	$-	438	656	1,094

Others in other intangible assets includes the acquired trademark $1,800 thousand with an indefinite useful life. The Company derecognized the trademark $1,800 thousand with the disposal of subsidiary in October 2022.

Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years